Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000135422 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000135422 [Member] | AvalonBay Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000135422 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000135422 [Member] | Camden Property Trust REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135422 [Member] | Crown Castle International Corp REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000135422 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135422 [Member] | Welltower Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135422 [Member] | American Tower Corp REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135422 [Member] | American Homes 4 Rent REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135422 [Member] | Public Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000135422 [Member] | REITS Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000135422 [Member] | REITS Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000135422 [Member] | REITS Cell Towers [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000135422 [Member] | REITS Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000135422 [Member] | REITS Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000135422 [Member] | REITS Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000135422 [Member] | REITS Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000135422 [Member] | REITS Single Tenant [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000135422 [Member] | REITS Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000135422 [Member] | REITS Office Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000135422 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000135422 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000135422 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000135423 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000135423 [Member] | AvalonBay Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000135423 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000135423 [Member] | Camden Property Trust REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135423 [Member] | Crown Castle International Corp REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000135423 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135423 [Member] | Welltower Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135423 [Member] | American Tower Corp REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135423 [Member] | American Homes 4 Rent REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135423 [Member] | Public Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000135423 [Member] | REITS Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000135423 [Member] | REITS Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000135423 [Member] | REITS Cell Towers [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000135423 [Member] | REITS Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000135423 [Member] | REITS Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000135423 [Member] | REITS Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000135423 [Member] | REITS Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000135423 [Member] | REITS Single Tenant [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000135423 [Member] | REITS Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000135423 [Member] | REITS Office Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000135423 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000135423 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000135423 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000135424 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000135424 [Member] | AvalonBay Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000135424 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000135424 [Member] | Camden Property Trust REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135424 [Member] | Crown Castle International Corp REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000135424 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135424 [Member] | Welltower Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135424 [Member] | American Tower Corp REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135424 [Member] | American Homes 4 Rent REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135424 [Member] | Public Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000135424 [Member] | REITS Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000135424 [Member] | REITS Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000135424 [Member] | REITS Cell Towers [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000135424 [Member] | REITS Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000135424 [Member] | REITS Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000135424 [Member] | REITS Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000135424 [Member] | REITS Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000135424 [Member] | REITS Single Tenant [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000135424 [Member] | REITS Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000135424 [Member] | REITS Office Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000135424 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000135424 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000135424 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%